Schedule of share based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 273	$ 398
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	123	254
Directors and advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 150	$ 144